GROUP STRUCTURE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Autotrol Renovable SA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Autotrol Renovables S.A.
Country	Argentina
Main activity	Generation
Direct and indirect participation	100.00%	100.00%
CISA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	CISA
Country	Argentina
Main activity	Trader & investment
Direct and indirect participation		100.00%
Ecuador Pipeline Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Ecuador Pipeline Holdings Limited
Country	Gran Cayman
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
EISA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	EISA
Country	Uruguay
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
Enecor SA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Enecor S.A.
Country	Argentina
Main activity	Electricity transportation
Direct and indirect participation	70.00%	70.00%
Fideicomiso CIESA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Fideicomiso CIESA
Country	Argentina
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
GASA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	GASA
Country	Argentina
Main activity	Generation & Investment
Direct and indirect participation	100.00%	100.00%
HIDISA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	HIDISA
Country	Argentina
Main activity	Generation
Direct and indirect participation	61.00%	61.00%
HINISA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	HINISA
Country	Argentina
Main activity	Generation
Direct and indirect participation	52.04%	52.04%
OCP [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	OCP
Country	Gran Cayman
Main activity	Investment
Direct and indirect participation	100.00%	34.08%
Pampa Ecuador Inc [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Pampa Ecuador Inc
Country	Nevis
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
PEB [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PEB
Country	Bolivia
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
PE Energia Ecuador LTD [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PE Energía Ecuador LTD
Country	Gran Cayman
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
PECSA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PECSA
Country	Chile
Main activity	Trader
Direct and indirect participation	100.00%	100.00%
PESOSA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PESOSA
Country	Argentina
Main activity	Trader
Direct and indirect participation	100.00%	100.00%
Petrolera San Carlos SA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Petrolera San Carlos S.A.
Country	Venezuela
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
PB 18 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PB18
Country	Ecuador
Main activity	Oil
Direct and indirect participation	100.00%	100.00%
PISA [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	PISA
Country	Uruguay
Main activity	Investment
Direct and indirect participation	100.00%	100.00%
TGU [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	TGU
Country	Uruguay
Main activity	Gas transportation
Direct and indirect participation		51.00%
VAR [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	VAR
Country	Argentina
Main activity	Generation
Direct and indirect participation	100.00%	100.00%
Vientos Solutions Argentina S A U [Member]
IfrsStatementLineItems [Line Items]
Subsidiary name	Vientos Solutions Argentina S.A.U.
Country	Argentina
Main activity	Advisory services
Direct and indirect participation	100.00%	100.00%